Shareholder’s Equity (Details) - USD ($)										6 Months Ended		12 Months Ended
		Jun. 30, 2025	May 29, 2025	Jan. 01, 2022	Aug. 20, 2021	Aug. 19, 2021	Jul. 20, 2021	Jun. 09, 2021	May 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized	[1]	100,000,000,000								100,000,000,000		100,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001								$ 0.00001		$ 0.00001
Ordinary shares, shares issued	[1]	494,488,908								494,488,908		494,488,908
Ordinary shares, shares outstanding	[1]	494,488,908								494,488,908		494,488,908
Aggregate number of ordinary shares										1,235,076
Percentage of outstanding number of ordinary shares										2.00%
Granted issuance of option		592,230
Exercise price per share (in Dollars per share)										$ 0.26	$ 0.26
Vest on each anniversary period		4 years		4 years				4 years				4 years
Over vesting year								10 years				10 years
Vested term				10 years
Option exercisable per share (in Dollars per share)		$ 17.4
Terminated period										10 years
Share-based compensation expense (in Dollars)										$ 1,637,000	$ 301,000
Employee share-based compensation (in Dollars)										$ 4,549,000
Weighted-average period										1 year 6 months 3 days
Percentage of shares issued						2.50%	2.50%
Shares of placement agents for the offering						8,125
Warrants carry term										5 years
Exercisable period										180 years
Exercisable at price (in Dollars per share)										$ 0.28
Aggregated fair value of warrants (in Dollars)						$ 30,000.00	$ 270,000
Risk free rate						0.77%	0.68%
Expected term						5 years	5 years
Volatility rate						82.66%	65.24%
Expected future dividends (in Dollars)
Public Offering Warrants [Member]
Shareholder’s Equity [Line Items]
Shares of placement agents for the offering							57,500
2021 Share Option Plan [Member]
Shareholder’s Equity [Line Items]
Aggregate number of ordinary shares										46,932,888
Granted issuance of option
Vesting percentage		25.00%		25.00%				25.00%
Regencell Bioscience Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized		100,000,000,000								100,000,000,000		100,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00001								$ 0.00001		$ 0.00001
Ordinary shares, shares issued		494,488,908								494,488,908		494,488,908
Ordinary shares, shares outstanding		494,488,908								494,488,908		494,488,908
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized			100,000,000,000						100,000,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.00001
Ordinary shares, shares issued			481,476,042						10,000,000,000
Ordinary shares, shares outstanding			481,476,042						10,000,000,000
Share split, description									On May 31, 2021, the board of directors approved a share subdivision of the Company’s authorized number of ordinary shares at a ratio of 1,000-for-1.
Price per share (in Dollars per share)			$ 0.00001				$ 0.00001
Aggregate shares			481,476,042
Additional ordinary shares			37
Share issued price per share (in Dollars per share)			$ 0.00001
Ordinary Shares [Member] | Regencell Bioscience Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized									100,000,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.00001
Ordinary shares, shares issued									10,000,000
Ordinary shares, shares outstanding									10,000,000
Minimum [Member]
Shareholder’s Equity [Line Items]
Granted issuance of option				15,585				1,235,076
Number of share options, granted								46,755
Exercise price per share (in Dollars per share)				$ 0.84				$ 0.25
Market value of underlying stock price (in Dollars per share)						$ 0.17	0.24
Exercise price of warrants (in Dollars per share)						0.28	0.28
Maximum [Member]
Shareholder’s Equity [Line Items]
Granted issuance of option				592,230				46,932,888
Number of share options, granted								1,776,690
Exercise price per share (in Dollars per share)				$ 31.85				$ 9.5
Market value of underlying stock price (in Dollars per share)						6.3	9.27
Exercise price of warrants (in Dollars per share)						$ 10.45	10.45
IPO [Member]
Shareholder’s Equity [Line Items]
Price per share (in Dollars per share)							$ 0.25
Consummated shares							87,400,000
IPO [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Consummated shares					12,350,000
Gross proceeds (in Dollars)							$ 21,850,000
IPO [Member] | Minimum [Member]
Shareholder’s Equity [Line Items]
Gross proceeds (in Dollars)							21,850,000
IPO [Member] | Maximum [Member]
Shareholder’s Equity [Line Items]
Gross proceeds (in Dollars)							$ 19,820,000
Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Additional proceeds received (in Dollars)					$ 2,850,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Consummated shares					12,350,000

[1]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.